Share-based payments - Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development expenses	€ 90	€ 370
Selling and distribution expenses	61	122
General and administrative expenses	3,446	7,720
Total	€ 3,597	€ 8,212